Provisions - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Provisions	$ 474.0	$ 303.2
Closure and decommissioning
Disclosure of other provisions [line items]
Provisions	447.1	296.2	$ 242.9
Accretion charged to earnings as finance expense	34.2	14.8
Reclamation expenditures	27.3	4.2
Litigation
Disclosure of other provisions [line items]
Provisions, including acquisitions and disposals	26.9
Provisions	$ 10.5	$ 7.0
Bottom of range | Closure and decommissioning
Disclosure of other provisions [line items]
Inflation rate (percent)	1.00%	2.00%
Discount rate (percent)	3.00%	3.00%
Top of range | Closure and decommissioning
Disclosure of other provisions [line items]
Inflation rate (percent)	5.00%	6.00%
Discount rate (percent)	11.00%	11.00%